Provisions for pensions and similar obligations (Details 16)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation		8.40%	6.80%
Rate Calculation of Interest Under Assets to the Next Year		8.40%	6.80%
Estimated Long-term Inflation Rate	3.00%	3.00%	3.30%
Estimated Salary Increase Rate	3.50%	3.50%	3.80%
Mortality tables	AT2000	AT2000	AT2000
Actuarial assumption of expected rates of pension increases [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	9.44%
Actuarial assumption of expected rates of pension increases [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	9.64%
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation		8.40%	7.10%
Rate Calculation of Interest Under Assets to the Next Year		8.40%	7.10%
Estimated Long-term Inflation Rate	3.00%	3.00%	3.30%
Mortality tables	AT2000	AT2000	AT2000
Actuarial assumption of medical cost trend rates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	9.46%
Actuarial assumption of medical cost trend rates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	9.64%